Goodwill and Other Intangible Assets (Schedule of changes in goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 12,242
Business acquisition	13,319	$ 12,242
Ending balance	$ 25,561	$ 12,242